UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-21413

Name of Fund:  BlackRock Floating Rate Income Strategies Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Floating Rate Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2007

Date of reporting period: 03/01/07 - 05/31/07

Item 1 - Schedule of Investments


BlackRock Floating Rate Income Strategies Fund, Inc.

Schedule of Investments as of May 31, 2007 (unaudited)                                                          (in U.S. dollars)

                                   Face
Industry                         Amount    Floating Rate Loan Interests**                                               Value
Aerospace &             USD   1,909,273    Avio Holding SpA Term Loan, 4.25% - 9.382% due 9/25/2016               $     1,969,734
Defense - 5.4%                1,640,000    Avio Holding SpA Term Loan B, 7.695% due 9/25/2014                           1,658,791
                              1,640,000    Avio Holding SpA Term Loan C, 8.07% due 9/25/2015                            1,666,991
                                156,028    Hawker Beechcraft Letter of Credit, 5.25% due 3/31/2014                        156,753
                              1,843,971    Hawker Beechcraft Term Loan B, 7.32% due 3/31/2014                           1,852,535
                              2,370,000    IAP Worldwide Services, Inc. First Lien Term Loan, 9.688% due
                                           12/20/2012                                                                   2,376,667
                              1,605,143    K&F Industries, Inc. Term Loan, 7.32% due 11/18/2013                         1,605,143
                              2,096,656    MRO Acquisitions Corp. First Lien Term Loan, 7.82% due
                                           8/27/2010                                                                    2,103,208
                              2,361,111    Standard Aero Holdings Term Loan, 7.57% - 7.61%
                                           due 8/24/2012                                                                2,361,111
                              2,877,741    Vought Aircraft Industries, Inc. Term Loan, 7.83% due
                                           12/22/2011                                                                   2,893,928
                                560,000    Vought Aircraft Industries, Inc. Tranche B Line of Credit
                                           Deposit, 7.82% due 12/22/2010                                                  563,266
                                                                                                                  ---------------
                                                                                                                       19,208,127

Airlines - 1.5%               1,250,000    Delta Airlines First Lien Term Loan, 7.355% due 5/15/2012                    1,254,375
                              3,000,000    U.S. Airways Group, Inc. Term Loan B, 7.85% due 3/22/2014                    3,017,814
                              1,000,000    United Air Lines, Inc. Term Loan B, 7.375% due 1/30/2014                     1,000,704
                                                                                                                  ---------------
                                                                                                                        5,272,893

Automotive - 4.8%             1,500,000    ADESA, Inc. Term Loan B, 7.57% due 10/30/2013                                1,509,564
                              2,543,572    Affinia Group Term Loan B, 8.355% due 11/30/2011                             2,557,879
                                500,000    Delphi Automotive Systems Term Loan B, 7.625% due
                                           12/31/2007                                                                     501,562
                                990,000    GPX International Tire Corp. Term Loan B, 7.82% - 7.92% due
                                           4/06/2012                                                                      975,150
                              1,496,250    Keystone Automotive Operations, Inc. Term Loan B, 8.82% - 8.858%
                                           due 1/15/2012                                                                1,451,363
                              1,333,333    Navistar International Transportation Corp. Revolving Credit,
                                           8.57% - 8.61% due 6/30/2012                                                  1,351,107
                              3,666,667    Navistar International Transportation Corp. Term Loan, 8.61%
                                           due 6/30/2012                                                                3,715,554
                              1,995,000    Oshkosh Truck Corp. Term Loan B, 7.35% due 11/30/2013                        2,002,481
                              3,000,000    Visteon Corp. Term Loan B, 8.38% due 6/13/2013                               3,018,441
                                                                                                                  ---------------
                                                                                                                       17,083,101

Broadcasting - 4.8%           1,500,000    Bresnan Telecommunications Term Loan B, 7.38% due
                                           9/29/2013                                                                    1,505,157
                              3,000,000    Discovery Communications Term Loan B, 7.34% due 5/15/2013                    3,025,314
                              1,000,000    EMMIS Communications Term Loan B, 7.35% due 10/31/2013                       1,006,375
                                348,799    Gray Communications Systems, Inc. First Lien Delay Draw Term
                                           Loan, 5.82% - 6.85% due 9/18/2014                                              348,289
                                650,000    Gray Communications Systems, Inc. Term Loan B, 6.85% due
                                           9/18/2014                                                                      649,051
                                  1,201    Gray Communications Systems, Inc. Term Loan D, 6.82% due
                                           5/31/2007                                                                        1,199
                                396,195    Multicultural Radio Broadcasting, Inc. Term Loan, 8.098% due
                                           12/15/2012                                                                     397,186
                                370,603    NextMedia Group, Inc. Delay Draw Term Loan, 7.32% due
                                           11/15/2012                                                                     369,954
                                833,857    NextMedia Group, Inc. First Lien Term Loan, 7.32% due
                                           11/15/2012                                                                     832,397
                              1,750,000    NextMedia Group, Inc. Second Lien Term Loan, 9.82% due
                                           11/15/2013                                                                   1,757,656
                              3,250,000    Paxson Communications Corp. First Lien Term Loan, 8.606%
                                           due 11/15/2012                                                               3,319,063
                              2,583,893    Univision Communications, Inc. Delay Draw Term Loan,
                                           7.605% due 9/30/2014                                                         2,580,167
                              1,500,000    Univision Communications, Inc. First Lien Term Loan, 7.82%
                                           due 3/31/2016                                                                1,499,250
                                                                                                                  ---------------
                                                                                                                       17,291,058

Cable - U.S. - 12.9%             66,108    Century Cable Holdings LLC Discretionary Term Loan, 10.25%
                                           due 12/31/2009                                                                  64,108
                              2,000,000    Cequel Communications LLC Second Lien Term Loan, 9.856%
                                           due 5/04/2014                                                                2,063,126
                              2,155,172    Cequel Communications LLC Term Loan B, 7.34% - 7.35%% due
                                           11/05/2013                                                                   2,156,383
                             19,000,000    Charter Communications, Inc. Term Loan B, 7.32% due
                                           4/30/2014                                                                   18,998,822
                              1,979,849    DIRECTV Holdings, Inc. Tranche B Term Loan, 6.82% due
                                           4/13/2013                                                                    1,985,586
                              5,000,000    Insight Midwest Holdings LLC Delay Draw Term Loan, 7.61%
                                           due 4/03/2014                                                                5,031,640
                              6,860,525    Intelsat Corp. Term Loan B, 7.349% due 1/03/2014                             6,910,696
                              2,947,688    Intelsat Ltd. Term Loan B, 7.349% due 6/27/2013                              2,969,058
                              1,762,500    Mediacom Broadband Group Tranche A Term Loan, 6.86% - 7.35%
                                           due 3/31/2010                                                                1,753,688
                              3,152,100    Mediacom LLC Term Loan C, 7.09% - 7.11% due 1/31/2015                        3,156,040
                              1,000,000    San Juan Cable Term Loan B, 11.82% due 3/15/2013                             1,001,250
                                                                                                                  ---------------
                                                                                                                       46,090,397

Chemicals - 6.2%              1,770,000    Hercules, Inc. Term Loan B, 6.82% - 6.84% due 10/08/2010                     1,770,000
                                962,714    Invista Term Loan, 6.85% due 4/29/2011                                         966,324
                              2,098,241    Invista Term Loan B-1, 7.10% due 4/29/2011                                   2,098,241
                              4,490,117    Nalco Co. Tranche B Term Loan, 7.07% - 7.14% due 11/04/2010                  4,516,177
                                460,000    NuSil Technology Term Loan, 8.10% due 10/31/2013                               462,300
                              1,960,000    Rockwood Specialties Group, Inc. Tranche D Term Loan,
                                           7.355% due 12/10/2012                                                        1,974,700
                              3,000,000    Viridian Group Plc Term Loan, 7.729% - 9.43% due 12/21/2012                  5,991,274
                              4,750,000    Wellman, Inc. Second Lien Term Loan, 12.106% due 2/10/2010                   4,363,212
                                                                                                                  ---------------
                                                                                                                       22,142,228

Consumer - Durables - 0.9%    3,268,092    Simmons Co. Tranche B Term Loan, 6.875% - 7.563%
                                           due 12/19/2011                                                               3,278,984

Consumer -                    1,213,896    American Achievement Corp. Term Loan B, 9.50% due
Non-Durables - 1.4%                        3/22/2011                                                                    1,221,989
                                756,000    Camelbak Products LLC First Lien Term Loan, 9.16% due
                                           8/04/2011                                                                      754,110
                                500,000    Culligan International Second Lien Term Loan (Euro), 8.609%
                                           due 4/24/2013                                                                  672,775
                                463,621    Renfro Corp. Term Loan B, 8.59% - 8.61% due 9/30/2013                          468,257
                                 80,548    Spectrum Brands Letter of Credit, 5.17% due 4/15/2013                           81,387
                              1,629,480    Spectrum Brands Term Loan B-1, 9.32% - 9.36% due 4/15/2013                   1,646,455
                                289,972    Spectrum Brands Term Loan B-2, 9.32% due 4/15/2013                             290,697
                                                                                                                  ---------------
                                                                                                                        5,135,670

Diversified                     966,731    ACS Media Canada Term Loan B, 7.84% - 7.86% due 11/30/2014                     970,356
Media - 11.5%                 1,491,209    Advantage Sales & Marketing Term Loan B, 7.35% - 7.36% due
                                           4/15/2013                                                                    1,493,695
                              2,000,000    Affinion Group Term Loan, 11.66% due 3/01/2012                               2,000,000
                              1,645,875    Alix Partners Term Loan B, 7.61% due 10/30/2013                              1,656,162
                                591,667    GateHouse Media, Inc. Delay Draw Term Loan, 7.36% due
                                           9/15/2014                                                                      590,927
                              2,000,000    GateHouse Media, Inc. Term Loan B, 7.36% due 9/15/2014                       1,997,500
                                985,000    HIT Entertainment Ltd. First Lien Term Loan, 7.34% due
                                           8/31/2012                                                                      988,899
                              1,500,000    Hanley-Wood LLC Term Loan B, 7.59% - 7.605% due 3/07/2014                    1,493,126
                              8,000,000    Idearc, Inc. Term Loan B, 7.31% due 11/15/2014                               8,056,512
                              1,250,000    MediMedia International Term Loan B, 7.772% - 9.75%
                                           due 11/15/2013                                                               1,254,166
                              9,900,000    Metro-Goldwyn-Mayer Studios, Inc. Term Loan B, 8.60% due
                                           4/30/2011                                                                    9,923,592
                              3,985,000    Nielsen Finance LLC Term Loan B, 7.61% due 8/09/2013                         4,016,135
                              1,985,000    Nielsen Finance LLC Term Loan B, 7.607% due 8/15/2013                        2,000,509
                                500,000    PagesJaunes Group Term Loan, 8.135% due 1/11/2017                              693,613
                              1,000,000    PagesJaunes Group Term Loan B, 6.135% due 1/11/2015                          1,364,136
                                500,000    PagesJaunes Group Term Loan C, 6.635% due 1/11/2016                            685,432
                              1,000,000    Penton Media Term Loan, 10.355% due 2/15/2014                                1,007,500
                              1,000,000    Riverdeep Group Ltd. Term Loan B, 8.10% due 12/21/2013                       1,004,688
                                                                                                                  ---------------
                                                                                                                       41,196,948

Energy - Exploration &          450,000    Big West Oil & Gas Term Loan B, 9.50% due 5/15/2014                            452,250
Production - 2.1%             1,000,000    Bobcat Gas Storage Term Loan B, 7.475% due 9/15/2014                         1,000,000
                              1,000,000    Energy Transfer Equity LP Term Loan B, 7.106% due
                                           11/01/2012                                                                   1,005,893
                                992,455    Helix Energy Solutions Term Loan B, 7.32% - 7.37%
                                           due 7/01/2013                                                                  995,557
                                990,000    MEG Energy Corp. Term Loan B, 7.35% due 4/03/2013                              996,961
                              1,600,000    Sandridge Energy Term Loan, 8.975% due 3/01/2014                             1,648,000
                              1,607,143    Western Refining Company LP Term Loan B, 7.07% due
                                           3/15/2014                                                                    1,613,170
                                                                                                                  ---------------
                                                                                                                        7,711,831

Energy - Other - 2.1%           110,278    Alon USA, Inc. Delay Draw Term Loan, 7.606% - 7.57% due
                                           6/22/2013                                                                      110,829
                                882,222    Alon USA, Inc. Term Loan B, 7.57% - 7.606% due 6/22/2013                       886,633
                                486,486    Coffeyville Resources LLC Letter of Credit, 5.249% due
                                           12/21/2013                                                                     492,162
                              2,507,230    Coffeyville Resources LLC Term Loan B, 8.349% - 10.25%
                                           due 12/21/2013                                                               2,536,482
                              1,863,224    Coleto Creek Letter of Credit, 8.10% due 7/31/2013                           1,869,435
                                127,389    Coleto Creek Term Loan B, 8.117% due 7/31/2013                                 127,813
                              1,481,250    Key Energy Services, Inc. Term Loan B, 7.85% - 7.856%
                                           due 6/30/2012                                                                1,488,656
                                                                                                                  ---------------
                                                                                                                        7,512,010

Financial - 0.9%              1,000,000    J.G. Wentworth Manufacturing Second Lien Term Loan, 10.35%
                                           due 10/15/2014                                                               1,014,375
                              2,000,000    J.G. Wentworth Manufacturing Term Loan B, 7.60% due
                                           4/15/2014                                                                    2,002,500
                                250,000    Kyle Acquisition Term Loan B, 8.875% due 7/20/2009                             252,656
                                  2,534    USI Holdings Corp. Term Loan B, 7.61% due 7/30/2008                              2,534
                                                                                                                  ---------------
                                                                                                                        3,272,065

Food & Tobacco - 4.4%           263,366    ARAMARK Corp. Letter of Credit, 7.445% due 1/30/2014                           265,102
                              3,685,154    ARAMARK Corp. Term Loan B, 7.475% due 1/30/2014                              3,709,443
                              1,000,000    Bolthouse Farms, Inc. Second Lien Term Loan, 10.85% due
                                           12/01/2013                                                                   1,011,667
                              1,989,873    Chiquita Brands International Term Loan C, 8.375% due
                                           6/28/2012                                                                    2,011,016
                                997,500    DS Waters LP Term Loan B, 7.57% due 11/15/2012                                 997,500
                                256,292    Dole Food Co., Inc. Letter of Credit, 5.226% due 4/12/2013                     256,274
                                572,983    Dole Food Co., Inc. Term Loan B, 7.438% - 9.25% due 4/12/2013                  572,943
                                521,571    Dole Food Co., Inc. Term Loan C, 7.438% - 9.25% due 3/31/2013                  521,535
                              1,388,372    Dole Food Co., Inc. Term Loan C, 7.438% - 9.25% due 4/04/2013                1,388,276
                                485,280    Eight O'Clock Coffee Second Lien Term Loan, 8.125% due
                                           7/21/2012                                                                      485,280
                                500,000    Iglo Birds Eye Term Loan B, 5.791% - 6.085% due 10/27/2019                     682,220
                                500,000    Iglo Birds Eye Term Loan C, 6.166% - 6.239% due 10/27/2015                     685,066
                                702,828    Pierre Foods, Inc. Term Loan B, 7.61% due 6/30/2010                            705,025
                                489,495    Pierre Foods, Inc. Term Loan B, 7.61% due 6/30/2010                            491,025
                                497,500    QCE LLC First Lien Term Loan, 7.625% due 5/05/2013                             499,863
                                500,000    Sturm Foods, Inc. First Lien Term Loan, 11.438% due 1/30/2014                  501,875
                              1,000,000    Sturm Foods, Inc. Second Lien Term Loan, 7.875% due
                                           6/30/2014                                                                    1,007,500
                                                                                                                  ---------------
                                                                                                                       15,791,610

Gaming - 4.1%                   500,000    Edge-Star Partners LLC First Lien Term Loan, 9.36% due
                                           11/18/2007                                                                     500,000
                                700,000    Edge-Star Partners LLC First Lien Term Loan, 9.36% due
                                           11/18/2007                                                                     700,000
                                500,000    Green Valley Ranch Gaming LLC Term Loan, 8.61% due
                                           8/30/2014                                                                      503,437
                                498,750    Greenwood Racing, Inc. Term Loan, 7.57% due 11/15/2013                         501,244
                                982,500    Isle of Capri Casinos, Inc. Tranche 3 Delay Draw Term Loan,
                                           7.08% due 2/04/2011                                                            985,366
                              1,600,000    Las Vegas Sands Term Loan B, 7.07% due 5/04/2014                             1,604,430
                              1,216,363    Penn National Gaming, Inc. Term Loan B, 7.10% - 7.11%%
                                           due 9/01/2007                                                                1,223,966
                              2,000,000    Pinnacle Entertainment Term Loan, 7.32% due 12/15/2011                       2,004,584
                              2,456,250    Trump Entertainment Resorts Holdings LP Delay Draw Term
                                           Loan, 7.87% due 4/28/2012                                                    2,467,765
                              2,456,250    Trump Entertainment Resorts Holdings LP Term Loan B-1,
                                           7.82% - 7.87% due 5/01/2012                                                  2,467,765
                                 93,236    Venetian Macau U.S. Finance Co. LLC Delay Draw Term Loan,
                                           8.10% due 5/25/2012                                                             93,600
                              1,500,000    Venetian Macau U.S. Finance Co. LLC Term Loan B, 8.10% due
                                           5/25/2013                                                                    1,512,443
                                                                                                                  ---------------
                                                                                                                       14,564,600

Health Care - 4.1%              489,250    CCS Medical First Lien Term Loan, 8.60% due 10/31/2012                         489,020
                              2,730,000    Community Health Systems, Inc. Term Loan, 7.10% due
                                           8/19/2011                                                                    2,734,267
                              3,000,000    DaVita, Inc. Term Loan B, 6.82% - 6.86% due 7/30/2012                        3,008,439
                                118,913    Duloxetine Royalty Term Loan, 9.856% due 10/18/2013                            118,913
                                886,486    Gentiva Health Services, Inc. Term Loan B, 7.57% - 7.60% due
                                           3/31/2013                                                                      887,595
                                887,500    HCA, Inc. Term Loan B, 7.10% - 7.614% due 11/17/2012                           896,687
                              2,000,000    Health Management Associates, Inc. Term Loan B, 7.10% due
                                           1/15/2014                                                                    2,008,056
                                839,264    LifePoint Hospitals, Inc. Term Loan B, 6.985% due 4/15/2012                    835,592
                              1,500,000    Pharmaceutical Technologies & Services (PTS) Term Loan,
                                           7.60% due 4/15/2014                                                          1,503,516
                              1,000,000    Pharmaceutical Technologies & Services (PTS) Term Loan
                                           (Euro), 6.148% due 4/15/2014                                                 1,355,643
                                746,250    Sterigenics International, Inc. Term Loan B, 7.86% due
                                           11/30/2013                                                                     749,048
                                                                                                                  ---------------
                                                                                                                       14,586,776

Housing - 3.7%                2,000,000    ARS Second Lien Term Loan, 12% due 4/17/2015                                 1,980,000
                              1,845,703    Headwaters, Inc. Term Loan B-1, 7.36% due 4/30/2011                          1,845,703
                                990,000    Mattamy Group Term Loan B, 7.625% due 4/11/2013                                988,763
                              2,431,250    Nortek, Inc. Term Loan, 7.36% due 8/27/2011                                  2,436,113
                              3,108,785    PGT Industries, Inc. First Lien Term Loan, 8.32% due 2/14/2012               3,124,329
                              3,000,000    Realogy Corp. Term Loan B, 8.35% due 9/22/2014                               3,001,173
                                                                                                                  ---------------
                                                                                                                       13,376,081

Information                   2,047,974    Activant Solutions Term Loan B, 7.375% due 5/02/2013                         2,042,854
Technology - 7.0%             1,000,000    Audio Visual Services Corp. Second Lien Term Loan, 10.85%
                                           due 9/15/2014                                                                1,003,750
                              1,500,000    Audio Visual Services Corp. Term Loan B, 7.60% due 3/15/2014                 1,507,500
                              1,000,000    ClientLogic Holding Corp. Term Loan B, 7.82% due 1/30/2014                   1,005,000
                                500,000    Intergraph Corp. Term Loan, 7.87% due 5/15/2014                                503,542
                                500,000    Intergraph Corp. Term Loan, 11.36% due 11/15/2014                              503,542
                              1,988,750    Marvell Technology Group Term Loan B, 7.35% due 11/15/2009                   1,998,694
                                647,742    RedPrairie Corp. Term Loan, 8.375% - 10.25% due 7/31/2012                      649,361
                                300,000    RedPrairie Corp. Term Loan, 11.86% due 1/31/2013                               300,750
                              5,472,500    Reynolds & Reynolds Company First Lien Term Loan, 7.35%
                                           due 10/31/2012                                                               5,505,724
                              2,500,000    Reynolds & Reynolds Company Second Lien Term Loan,
                                           10.85% due 10/31/2013                                                        2,553,125
                              2,000,000    Sanmina-SCI Corp. Term Loan, 8.375% due 1/30/2008                            2,007,500
                              1,963,825    SunGard Data Systems, Inc. Term Loan B, 7.36% due 2/11/2013                  1,978,226
                                500,000    SunGard Data Systems, Inc. Term Loan B, 7.36% due 2/28/2014                    503,667
                              1,960,000    Telcordia Technologies, Inc. Term Loan, 8.11% due 9/15/2012                  1,937,950
                                997,500    Verifone, Inc. Term Loan B, 7.09% - 7.11% due 2/28/2013                      1,001,241
                                                                                                                  ---------------
                                                                                                                       25,002,426

Leisure - 2.4%                3,960,000    24 Hour Fitness Term Loan B, 7.85% - 7.86% due 6/08/2012                     3,974,850
                              1,750,000    Hallmark Entertainment Second Lien Term Loan, 9.32% due
                                           10/15/2014                                                                   1,732,500
                              1,000,000    National Cinemedia LLC Term Loan B, 7.09% due 2/28/2015                      1,000,536
                                178,444    Travelport, Inc. Standby Letter of Credit, 7.85% due 8/31/2013                 179,519
                              1,683,260    Travelport, Inc. Term Loan B, 7.85% due 8/31/2013                            1,693,398
                                                                                                                  ---------------
                                                                                                                        8,580,803

Manufacturing - 6.9%            500,000    Brand Energy Term Loan B, 11.375% due 2/15/2015                                504,375
                              1,041,667    Communications & Power Industries, Inc. Term Loan, 7.57%
                                           due 7/23/2010                                                                1,043,620
                              1,000,000    Harrington Holdings, Inc. Term Loan, 7.84% due 1/15/2014                     1,005,000
                              1,000,000    Huish Detergents, Inc. First Lien Term Loan, 7.32% due
                                           4/15/2014                                                                    1,001,563
                              2,470,588    Invensys Plc Bonding Tranche, 7.446% due 12/15/2010                          2,477,795
                              2,779,412    Invensys Plc Term Loan, 7.36% due 1/15/2011                                  2,796,783
                                500,000    Jason, Inc. Term Loan B, 7.82% due 4/30/2010                                   501,250
                                966,372    John Maneely Co. Term Loan B, 8.57% - 8.622% due 12/15/2013                    964,106
                              1,000,000    KIK Corp. First Lien Term Loan, 7.61% due 5/30/2014                          1,005,000
                              2,391,734    Metokote Corp. Second Lien Term Loan, 8.32% - 8.36%
                                           due 11/27/2011                                                               2,397,713
                              2,000,000    Mueller Water Products Term Loan B, 7.07% due 5/16/2014                      2,015,000
                              1,488,750    NACCO Materials Handling Group Term Loan B, 7.28% - 7.41%
                                           due 3/21/2013                                                                1,486,889
                              5,002,174    Sensus Metering Systems, Inc. Term Loan B-1, 7.35% - 7.387%
                                           due 12/17/2010                                                               5,014,679
                                541,902    Sensus Metering Systems, Inc. Term Loan B-2, 7.32% - 7.739%
                                           due 12/19/2010                                                                 543,257
                                375,000    Trimas Corp. Letter of Credit, 8.07% due 8/02/2013                             379,219
                              1,616,875    Trimas Corp. Term Loan B, 8.11% due 8/02/2013                                1,635,065
                                                                                                                  ---------------
                                                                                                                       24,771,314

Packaging - 2.3%              2,089,460    Anchor Glass Container Corp. Term Loan B, 7.60% - 7.61% due
                                           5/03/2013                                                                    2,079,012
                              1,050,000    Berry Plastics Term Loan, 11.61% due 6/15/2014                               1,021,125
                                750,000    Consolidated Container Second Lien Term Loan, 10.85% due
                                           10/15/2014                                                                     743,750
                              2,000,000    Graham Packaging Term Loan B, 7.625% due 4/15/2011                           2,015,416
                                750,000    Graphic Packaging International Term Loan B, 7.34% due
                                           8/08/2010                                                                      756,406
                              1,799,000    Intertape Polymer U.S., Inc. Term Loan B, 7.64% - 8.08%
                                           due 7/28/2011                                                                1,799,000
                                                                                                                  ---------------
                                                                                                                        8,414,709

Paper - 1.3%                     27,586    Cenveo, Inc. Delay Draw Term Loan, 7.10% due 9/07/2013                          27,621
                                987,500    Georgia-Pacific Corp. First Lien Term Loan B, 7.11% - 7.34%
                                           due 2/14/2013                                                                  992,764
                              1,972,738    SP Newsprint Co. Tranche B-1 Credit Linked Deposit, 5.32%
                                           due 1/09/2010                                                                1,977,670
                              1,134,672    Smurfit-Stone Container Corp. Term Loan B, 7.375% - 7.625%
                                           due 11/01/2011                                                               1,143,182
                                690,000    Smurfit-Stone Container Corp. Term Loan C, 7.375% - 7.625%
                                           due 11/01/2011                                                                 695,175
                                                                                                                  ---------------
                                                                                                                        4,836,412

Retail - 1.4%                   983,134    American Reprographics Co. Term Loan, 7.10% - 7.11%
                                           due 6/18/2009                                                                  981,905
                              1,500,000    Claire's Stores Term Loan B, 8.07% due 5/24/2014                             1,492,969
                                750,000    David's Bridal, Inc. Term Loan B, 7.40% due 1/30/2014                          744,062
                              1,291,139    Neiman Marcus Group, Inc. Term Loan, 7.595% - 7.603%
                                           due 4/06/2013                                                                1,300,521
                                498,750    PETCO Animal Supplies, Inc. Term Loan, 7.855% - 8.10%
                                           due 10/31/2012                                                                 502,847
                                                                                                                  ---------------
                                                                                                                        5,022,304

Service - 4.7%                1,974,026    Billing Services Group LLC First Lien Term Loan, 7.875% due
                                           5/05/2012                                                                    1,974,026
                                750,000    Brickman Group, Inc. Term Loan, 7.34% - 7.36% due 1/30/2014                    751,875
                              2,820,250    Buhrmann USA, Inc. Term Loan C, 7.084% - 7.105% due 12/23/2010               2,830,826
                              1,000,000    Clarke American Corp. Term Loan B, 7.84% - 9.75% due
                                           3/12/2013                                                                      999,250
                              1,989,912    Coinmach Laundry Corp. Term Loan B, 7.875% due 12/16/2012                    2,001,728
                              2,237,676    Coinstar, Inc. Term Loan, 7.35% due 7/07/2011                                2,246,068
                                 18,868    EnergySolutions Letter of Credit, 7.57% due 6/07/2013                           19,021
                                382,581    EnergySolutions Term Loan B, 7.63% due 6/07/2013                               385,690
                                179,054    EnergySolutions Term Loan C, 7.63% due 6/07/2013                               180,509
                                498,738    Kenan Transport Co. Term Loan B, 8.35% due 12/15/2011                          501,232
                              1,500,000    RiskMetrics Group, Inc. Term Loan, 7.60% due 1/15/2014                       1,513,125
                                362,314    United Rentals, Inc. Term Loan, 7.32% due 2/14/2011                            363,770
                                164,912    United Rentals, Inc. Tranche B Credit Linked Deposit, 5.32%
                                           due 2/14/2011                                                                  165,575
                              2,115,000    Vanguard Car Rental Term Loan B, 8.32% - 8.355% due 5/15/2013                2,129,729
                                748,125    Waste Services, Inc. Term Loan D, 7.82% due 3/31/2011                          753,736
                                                                                                                  ---------------
                                                                                                                       16,816,160

Steel - 0.2%                    748,125    McJunkin Corp. Term Loan B, 7.60% due 1/30/2014                                752,801

Telecommunications - 1.2%     1,000,000    Alaska Communications Systems Holdings, Inc. Incremental
                                           Term Loan, 7.114% due 2/01/2012                                              1,002,321
                              2,172,500    Consolidated Communications, Inc. Term Loan D, 7.07% - 7.10%
                                           due 10/14/2011                                                               2,177,931
                                498,750    Kentucky Data Link, Inc. Term Loan B, 7.57% due 2/28/2015                      500,620
                                750,000    Knology, Inc. Term Loan B, 7.57% due 3/15/2012                                 752,344
                                                                                                                  ---------------
                                                                                                                        4,433,216

Transportation - 1.4%           250,000    Kion GmbH Term Loan B, 7.58% due 3/15/2015                                     253,051
                                250,000    Kion GmbH Term Loan C, 7.83% due 3/15/2016                                     254,301
                              1,000,000    Rail America, Inc. Term Loan, 7.61% due 10/15/2008                           1,000,625
                              3,500,000    Swift Transportation Co., Inc. Term Loan B, 8.375% due
                                           5/15/2014                                                                    3,491,688
                                                                                                                  ---------------
                                                                                                                        4,999,665

Utility - 5.8%                1,571,429    AES Corp. Term Loan, 7.19% - 7.50% due 4/30/2008                             1,576,666
                              4,902,199    Calpine Corp. Term Loan B, 10.35% due 7/16/2007 (h)                          5,451,947
                                555,881    Calpine Generating Company LLC Second Lien Term Loan,
                                           11.07% due 3/11/2010                                                           581,173
                              1,313,254    Cogentrix Delaware Holdings, Inc. Term Loan, 6.85% due
                                           4/15/2012                                                                    1,314,622
                                990,000    Generac Portable Products, Inc. First Lien Term Loan, 7.85%
                                           due 11/15/2013                                                                 979,747
                                750,000    Generac Portable Products, Inc. Second Lien Term Loan,
                                           11.35% due 5/15/2014                                                           716,875
                                375,000    KGen Partners Letter of Credit, 7.125% due 2/15/2014                           375,469
                                623,438    KGen Partners Term Loan B, 7.125% due 2/15/2014                                624,217
                                500,000    Nebraska Energy Second Lien Term Loan, 11.75% due 10/31/2014                   505,417
                                211,382    Nebraska Energy Term Loan B, 7.85% due 10/31/2013                              212,862
                              1,788,618    Nebraska Energy Term Loan B, 7.85% due 10/31/2013                            1,801,138
                              1,665,007    Riverside Energy Center Term Loan, 9.61% due 6/24/2011                       1,696,226
                                133,966    Rocky Mountain Energy Center LLC Credit Linked Deposit,
                                           5.39% due 6/24/2011                                                            136,478
                              1,060,111    Rocky Mountain Energy Center LLC Term Loan, 9.59% due
                                           6/24/2011                                                                    1,079,988
                              1,418,729    Wolf Hollow I LP First Lien Term Loan, 7.614% due 6/22/2012                  1,390,354
                              1,200,000    Wolf Hollow I LP Letter of Credit, 7.57% due 6/22/2012                       1,176,000
                                299,667    Wolf Hollow I LP Revolving Credit, 7.57% due 6/22/2012                         293,674
                              1,000,000    Wolf Hollow I LP Second Lien Term Loan, 9.864% due
                                           12/22/2012                                                                   1,000,000
                                                                                                                  ---------------
                                                                                                                       20,912,853

Wireless                      1,000,000    American Cellular Network Term Loan B, 7.32% due 3/15/2014                   1,005,500
Communications - 1.8%           931,470    Centennial Cellular Operating Co. Term Loan, 7.36% - 7.62%
                                           due 2/09/2011                                                                  937,874
                              2,500,000    Crown Castle Operating Co. Term Loan, 6.82% - 6.899% due
                                           3/15/2014                                                                    2,504,490
                              1,995,000    West Corp. Term Loan, 7.695% - 7.763% due 10/31/2013                         2,009,963
                                                                                                                  ---------------
                                                                                                                        6,457,827

                                           Total Floating Rate Loan Interests
                                           (Cost - $382,549,534) - 107.2%                                             384,514,869




                                           Corporate Bonds
Automotive - 0.6%               250,000    Autonation, Inc., 7.356% due 4/15/2013 (a)                                     252,500
                                750,000    Ford Motor Credit Co., 9.806% due 4/15/2012 (a)                                810,023
                              1,000,000    The Goodyear Tire & Rubber Co., 9.135% due 12/01/2009 (a)(b)                 1,002,500
                                                                                                                  ---------------
                                                                                                                        2,065,023

Cable - International - 0.1%    375,000    NTL Cable Plc, 8.75% due 4/15/2014                                             396,562

Cable - U.S. - 3.2%           2,000,000    CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                            2,050,000
                              2,000,000    Cablevision Systems Corp. Series B, 9.82% due 4/01/2009 (a)                  2,117,500
                                575,000    Cablevision Systems Corp. Series B, 8% due 4/15/2012                           583,625
                              5,055,000    Intelsat Bermuda Ltd., 8.872% due 1/15/2015 (a)                              5,168,737
                                315,000    Intelsat Corp., 9% due 6/15/2016                                               344,925
                                500,000    Intelsat Subsidiary Holding Co. Ltd., 8.25% due 1/15/2013                      519,375
                                800,000    Quebecor Media, Inc., 7.75% due 3/15/2016                                      840,000
                                                                                                                  ---------------
                                                                                                                       11,624,162

Chemicals - 1.4%              2,011,000    GEO Specialty Chemicals, Inc., 13.85% due 12/31/2009 (c)                     1,659,075
                              1,500,000    Hexion U.S. Finance Corp., 9.86% due 11/15/2014 (a)(b)                       1,567,500
                                600,000    Innophos Holdings, Inc., 9.50% due 4/15/2012 (b)                               612,000
                                300,000    Momentive Performance Materials, Inc., 9.75% due
                                           12/01/2014 (b)                                                                 313,500
                              1,040,000    NOVA Chemicals Corp., 8.484% due 11/15/2013 (a)                              1,055,600
                                                                                                                  ---------------
                                                                                                                        5,207,675

Diversified Media - 1.3%      4,000,000    Nielsen Finance LLC, 10% due 8/01/2014 (b)                                   4,360,000
                                175,000    Quebecor World Capital Corp., 8.75% due 3/15/2016 (b)                          180,687
                                                                                                                  ---------------
                                                                                                                        4,540,687

Energy - Exploration &          650,000    Stone Energy Corp., 8.106% due 7/15/2010 (a)(b)                                650,000
Production - 0.2%

Energy - Other - 1.7%         3,000,000    Ocean RIG ASA, 9.35% due 4/04/2011 (a)                                       2,992,500
                              3,000,000    Parker Drilling Co., 10.11% due 9/01/2010 (a)                                3,060,000
                                                                                                                  ---------------
                                                                                                                        6,052,500

Financial - 1.4%              5,000,000    American Real Estate Partners LP, 7.125% due 2/15/2013 (b)                   4,912,500

Food & Tobacco - 0.1%           250,000    AmeriQual Group LLC, 9.50% due 4/01/2012 (b)                                   257,500

Gaming - 0.5%                   175,000    Galaxy Entertainment Finance Co. Ltd., 10.409% due
                                           12/15/2010 (a)(b)                                                              184,625
                              1,565,000    Little Traverse Bay Bands of Odawa Indians, 10.25% due
                                           2/15/2014 (b)                                                                1,627,600
                                                                                                                  ---------------
                                                                                                                        1,812,225

Health Care - 0.6%            1,000,000    Angiotech Pharmaceuticals, Inc., 9.11% due 12/01/2013 (a)                    1,040,000
                                575,000    U.S. Oncology, Inc., 9% due 8/15/2012                                          600,875
                                460,000    Universal Hospital Services, Inc., 8.759% due 6/01/2015 (a)(b)                 466,900
                                                                                                                  ---------------
                                                                                                                        2,107,775

Housing - 3.2%                3,000,000    CPG International I, Inc., 10.50% due 7/01/2013                              3,180,000
                              2,000,000    Goodman Global Holding Co., Inc., 8.36% due 6/15/2012 (a)                    2,022,500
                              2,500,000    Masonite International Corp., 11% due 4/06/2015 (b)                          2,362,500
                              4,000,000    Realogy Corp., 11% due 4/15/2014 (b)(i)                                      3,980,000
                                                                                                                  ---------------
                                                                                                                       11,545,000

Information                   1,250,000    Freescale Semiconductor, Inc., 9.235% due 12/15/2014 (a)(b)                  1,251,562
Technology - 1.8%               180,000    Sanmina-SCI Corp., 8.125% due 3/01/2016                                        175,050
                              2,870,000    Spansion, Inc., 8.485% due 6/01/2013 (a)(b)                                  2,905,875
                              1,900,000    SunGard Data Systems, Inc., 10.25% due 8/15/2015                             2,078,125
                                                                                                                  ---------------
                                                                                                                        6,410,612

Manufacturing - 1.2%          2,000,000    International Rectifier Corp., 4.25% due 7/15/2007 (c)                       1,992,500
                              1,346,000    Invensys Plc, 9.875% due 3/15/2011 (b)                                       1,446,950
                                890,000    NXP BV, 8.106% due 10/15/2013                                                  916,700
                                                                                                                  ---------------
                                                                                                                        4,356,150

Metal - Other - 1.2%            265,000    FMG Finance Pty Ltd., 9.36% due 9/01/2011 (a)(b)                               282,225
                              3,120,000    Freeport-McMoRan Copper & Gold, Inc., 8.564%
                                           due 4/01/2015 (a)                                                            3,287,700
                                700,000    Novelis, Inc., 7.25% due 2/15/2015                                             738,500
                                                                                                                  ---------------
                                                                                                                        4,308,425

Packaging - 1.1%              1,450,000    Berry Plastics Holding Corp., 9.235% due 9/15/2014 (a)                       1,484,437
                              2,350,000    Packaging Dynamics Finance Corp., 10% due 5/01/2016 (b)                      2,373,500
                                                                                                                  ---------------
                                                                                                                        3,857,937

Paper - 2.2%                  2,650,000    Abitibi-Consolidated, Inc., 8.86% due 6/15/2011 (a)                          2,497,625
                                700,000    Ainsworth Lumber Co. Ltd., 9.10% due 10/01/2010 (a)                            574,000
                                725,000    Domtar, Inc., 7.125% due 8/15/2015                                             729,531
                                925,000    NewPage Corp., 11.606% due 5/01/2012 (a)                                     1,027,906
                              3,000,000    Verso Paper Holdings LLC, 9.106% due 8/01/2014 (a)(b)                        3,090,000
                                                                                                                  ---------------
                                                                                                                        7,919,062

Retail - 0.4%                   700,000    General Nutrition Centers, Inc., 9.85% due 3/15/2014 (b)(i)                    703,500
                                720,000    Rite Aid Corp., 9.375% due 12/15/2015 (b)                                      723,600
                                                                                                                  ---------------
                                                                                                                        1,427,100

Service - 1.9%                  250,000    Ahern Rentals, Inc., 9.25% due 8/15/2013                                       258,750
                              3,375,000    Allied Waste North America, Inc. Series B, 7.375% due
                                           4/15/2014                                                                    3,463,594
                                600,000    Dycom Industries, Inc., 8.125% due 10/15/2015                                  631,500
                              2,000,000    Sunstate Equipment Co. LLC, 10.50% due 4/01/2013 (b)                         2,150,000
                                290,000    Yankee Acquisition Corp., 9.75% due 2/15/2017                                  296,525
                                                                                                                  ---------------
                                                                                                                        6,800,369

Steel - 1.0%                  3,000,000    CSN Islands VIII Corp., 9.75% due 12/16/2013 (b)                             3,420,000

Telecommunications - 1.5%     3,700,000    Qwest Communications International, Inc., 8.86%
                                           due 2/15/2009 (a)                                                            3,746,250
                              1,450,000    Qwest Corp., 8.61% due 6/15/2013 (a)                                         1,587,750
                                                                                                                  ---------------
                                                                                                                        5,334,000

Transportation - 0.7%         1,000,000    Atlantic Express Transportation Corp., 12.609% due
                                           4/15/2012 (a)(b)                                                               997,500
                              1,650,000    St. Acquisition Corp., 13.107% due 5/15/2015 (a)(b)                          1,600,500
                                                                                                                  ---------------
                                                                                                                        2,598,000

Utility - 2.1%                2,000,000    Calpine Corp., 9.875% due 12/01/2011 (b)(h)                                  2,150,000
                              2,375,000    Edison Mission Energy, 7.50% due 6/15/2013                                   2,440,312
                              3,000,000    NRG Energy, Inc., 7.25% due 2/01/2014                                        3,082,500
                                                                                                                  ---------------
                                                                                                                        7,672,812

Wireless                        365,000    Digicel Group Ltd., 9.125% due 1/15/2015 (b)(i)                                358,612
Communications - 0.1%

                                           Total Corporate Bonds (Cost - $103,488,721) - 29.5%                        105,634,688




                                 Shares
                                   Held    Common Stocks
Chemicals - 0.0%                 13,117    GEO Specialty Chemicals, Inc. (e)                                               13,117

Energy - Other - 1.4%           119,185    Trico Marine Services, Inc. (e)                                              5,018,880

Manufacturing - 0.3%             71,654    Medis Technologies Ltd. (e)                                                  1,046,865

Paper - 0.0%                     84,448    Western Forest Products, Inc. Restricted Shares (e)                            177,644

                                           Total Common Stocks (Cost - $4,322,548) - 1.7%                               6,256,506




                                           Warrants (d)
Utility - 0.0%                    4,558    Reliant Resources (expires 10/25/2008)                                         102,555

                                           Total Warrants (Cost - $0) - 0.0%                                              102,555




                             Beneficial
                               Interest    Short-Term Securities
                        USD   4,176,458    BlackRock Liquidity Series, LLC Cash Sweep Series, 5.26% (f)(g)              4,176,458

                                           Total Short-Term Securities (Cost - $4,176,458) - 1.2%                       4,176,458

                                           Total Investments (Cost - $494,537,261*) - 139.6%                          500,685,076
                                           Liabilities in Excess of Other Assets - (39.6%)                          (142,014,038)
                                                                                                                  ---------------
                                           Net Assets - 100.0%                                                    $   358,671,038
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of May 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                              $       494,503,504
                                                ===================
    Gross unrealized appreciation               $         8,305,463
    Gross unrealized depreciation                       (2,123,891)
                                                -------------------
    Net unrealized appreciation                 $         6,181,572
                                                ===================


 ** Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally
    (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one of more major U.S. banks or (iii) the certificate of deposit rate.

(a) Floating rate security.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(c) Convertible security.

(d) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e) Non-income producing security.

(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net            Interest
    Affiliate                                   Activity          Income

    BlackRock Liquidity Series, LLC
       Cash Sweep Series                     $   4,106,364     $   409,346

(g) Represents the current yield as of May 31, 2007.

(h) Issuer filed for bankruptcy or is in default of interest payments.

(i) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Forward foreign exchange contracts as of May 31, 2007 were as follows:

    Foreign Currency                     Settlement           Unrealized
    Sold                                    Date             Appreciation

    EUR   6,191,500                      July 2007           $     40,337
    GBP   1,200,000                      July 2007                 26,312
                                                             ------------
    Total Unrealized Appreciation on Forward
    Foreign Exchange Contracts - Net
    (USD Commitment - $10,787,305)                           $     66,649
                                                             ============

  o Swaps outstanding as of May 31, 2007 were as follows:

                                                  Notional        Unrealized
                                                   Amount       Appreciation

    Sold credit default protection on General
    Motors Corp. and receive 4.40%

    Broker, Morgan Stanley Capital
    Services, Inc.
    Expires June 2007                          $   1,000,000    $      2,301

    Sold credit default protection on Ford
    Motor Co. and receive 3.80%

    Broker, UBS Warburg
    Expires March 2010                         $  10,000,000          89,010

    Sold credit default protection on
    Dow Jones CDX High Yield 100 Index
    Series 6 and receive 3.45%

    Broker, JPMorgan Chase
    Expires June 2011                          $  29,700,000       1,422,482
                                                                ------------
    Total                                                       $  1,513,793
                                                                ============

  o Currency Abbreviations:
    EUR    Euro
    GBP    British Pound
    USD    U.S. Dollar



Item 2 -  Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
          (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Floating Rate Income Strategies Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Floating Rate Income Strategies Fund, Inc.


Date: July 24, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Floating Rate Income Strategies Fund, Inc.


Date: July 24, 2007


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Floating Rate Income Strategies Fund, Inc.


Date: July 24, 2007